Document and Entity Information	Oct. 28, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 28, 2021
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 29, 2021
Document Effective Date	Oct. 29, 2021
Prospectus Date	May 01, 2021